UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® ETF

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®, and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Apple, Inc.	12.2
Microsoft Corp.	10.2
Amazon.com, Inc.	6.1
Tesla, Inc.	3.9
Alphabet, Inc. Class C	3.6
Alphabet, Inc. Class A	3.4
NVIDIA Corp.	2.3
Meta Platforms, Inc. Class A	2.3
Broadcom, Inc.	1.2
PepsiCo, Inc.	1.1
46.3

Market Sectors as of May 31, 2022

% of fund's net assets
Information Technology	44.2
Consumer Discretionary	15.3
Communication Services	14.7
Health Care	8.5
Financials	4.6
Consumer Staples	4.3
Industrials	4.3
Real Estate	1.0
Utilities	0.9
Energy	0.9
Materials	0.4

Asset Allocation (% of fund's net assets)

As of May 31, 2022*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.4%

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 14.7%
Diversified Telecommunication Services - 0.2%
Anterix, Inc. (a)(b)	8,710	$372,701
Cogent Communications Group, Inc.	12,024	726,129
Consolidated Communications Holdings, Inc. (a)	60,727	402,013
Frontier Communications Parent, Inc. (a)	46,896	1,216,013
Iridium Communications, Inc. (a)(b)	31,262	1,160,133
Liberty Global PLC:
Class A (a)	28,284	687,867
Class C (a)	71,887	1,826,649
Nextplat Corp. (a)(b)	21,250	48,238
Radius Global Infrastructure, Inc. (a)	27,512	409,929
		6,849,672
Entertainment - 1.5%
Activision Blizzard, Inc.	159,015	12,384,088
Bilibili, Inc. ADR (a)(b)	52,480	1,172,928
Electronic Arts, Inc.	59,425	8,239,276
Grom Social Enterprises, Inc. (a)(b)	293,323	218,496
NetEase, Inc. ADR	49,700	5,155,381
Netflix, Inc. (a)	85,045	16,791,285
Playtika Holding Corp. (a)	81,295	1,203,979
Roku, Inc. Class A (a)	23,001	2,182,795
Take-Two Interactive Software, Inc. (a)	33,192	4,133,400
Warner Bros Discovery, Inc. (a)	471,198	8,693,603
Warner Music Group Corp. Class A	22,278	661,434
		60,836,665
Interactive Media & Services - 9.8%
Alphabet, Inc.:
Class A (a)	59,082	134,425,730
Class C (a)	62,067	141,561,172
Baidu, Inc. sponsored ADR (a)	55,598	7,803,179
Bumble, Inc. (a)(b)	20,711	590,264
CarGurus, Inc. Class A (a)	23,884	604,743
Hello Group, Inc. ADR	43,926	267,070
IAC (a)	17,095	1,458,204
JOYY, Inc. ADR	10,405	441,068
Kanzhun Ltd. ADR	25,991	525,538
Match Group, Inc. (a)	56,129	4,421,843
Meta Platforms, Inc. Class A (a)	460,795	89,228,344
TripAdvisor, Inc. (a)(b)	28,364	704,562
Vimeo, Inc. (a)	27,715	240,843
Weibo Corp. sponsored ADR (a)(b)	18,376	404,272
Yandex NV Series A (a)(b)(c)	50,190	172,144
Ziff Davis, Inc. (a)	10,597	808,975
Zoominfo Technologies, Inc. (a)	74,018	2,989,587
		386,647,538
Media - 2.3%
Advantage Solutions, Inc. Class A (a)(b)	77,324	332,493
Cardlytics, Inc. (a)	8,965	232,283
Charter Communications, Inc. Class A (a)	33,283	16,872,151
Comcast Corp. Class A	918,346	40,664,361
comScore, Inc. (a)(b)	103,418	199,597
Criteo SA sponsored ADR (a)	13,603	352,590
DISH Network Corp. Class A (a)	44,629	1,018,880
E.W. Scripps Co. Class A (a)(b)	25,904	411,096
Fox Corp.:
Class A	65,941	2,341,565
Class B	33,940	1,110,177
Integral Ad Science Holding Corp. (b)	28,442	346,424
Liberty Broadband Corp.:
Class A (a)(b)	5,341	651,655
Class C (a)	26,918	3,369,326
Liberty Media Corp.:
Liberty Braves Class C (a)	23,602	579,429
Liberty Formula One Group Series C (a)	45,110	2,809,902
Liberty SiriusXM Series A (a)(b)	23,353	964,712
Liberty SiriusXM Series C (a)	47,405	1,948,346
Magnite, Inc. (a)	27,644	303,808
News Corp.:
Class A	83,845	1,458,903
Class B	45,888	806,711
Nexstar Broadcasting Group, Inc. Class A	5,627	985,963
Paramount Global Class B	121,963	4,186,990
Scholastic Corp. (b)	18,545	695,994
Sinclair Broadcast Group, Inc. Class A (b)	14,724	356,763
Sirius XM Holdings, Inc. (b)	876,752	5,611,213
TechTarget, Inc. (a)(b)	8,550	607,820
Troika Media Group, Inc. (a)(b)	252,001	264,601
		89,483,753
Wireless Telecommunication Services - 0.9%
Millicom International Cellular SA (a)(b)	20,148	341,912
Millicom International Cellular SA rights 6/13/22 (a)(b)	20,112	80,046
T-Mobile U.S., Inc. (a)	253,662	33,810,608
Vodafone Group PLC sponsored ADR	85,662	1,425,416
		35,657,982

TOTAL COMMUNICATION SERVICES		579,475,610

CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.2%
Dorman Products, Inc. (a)(b)	7,445	752,317
Fox Factory Holding Corp. (a)(b)	10,409	853,746
Gentex Corp. (b)	48,247	1,499,517
Gentherm, Inc. (a)(b)	8,973	618,599
Luminar Technologies, Inc. (a)(b)	89,334	923,714
Patrick Industries, Inc.	8,430	506,727
Solid Power, Inc. (a)(b)	90,869	820,547
The Goodyear Tire & Rubber Co. (a)	62,321	805,187
Visteon Corp. (a)(b)	5,984	671,465
XPEL, Inc. (a)	8,197	423,129
		7,874,948
Automobiles - 4.3%
Arcimoto, Inc. (a)(b)	174,933	699,732
Arrival SA (a)(b)	153,801	273,766
Canoo, Inc. (a)(b)	73,770	247,130
Li Auto, Inc. ADR (a)	97,257	2,438,233
Lucid Group, Inc. Class A (a)(b)	324,048	6,539,289
Rivian Automotive, Inc.	175,802	5,520,183
Tesla, Inc. (a)	202,808	153,781,194
		169,499,527
Distributors - 0.2%
LKQ Corp. (b)	56,832	2,920,596
Pool Corp.	7,610	3,033,498
		5,954,094
Diversified Consumer Services - 0.1%
Amesite, Inc. (a)(b)	30,648	18,395
Frontdoor, Inc. (a)	20,274	501,579
Grand Canyon Education, Inc. (a)	15,647	1,395,243
Laureate Education, Inc. Class A (b)	34,302	436,664
Rover Group, Inc. Class A (a)(b)	74,015	401,161
Strategic Education, Inc. (b)	6,396	420,985
		3,174,027
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (a)	75,216	9,091,358
Bloomin' Brands, Inc. (b)	36,975	780,542
Booking Holdings, Inc. (a)	7,755	17,398,808
Caesars Entertainment, Inc. (a)	41,234	2,068,710
Churchill Downs, Inc. (b)	8,675	1,756,080
Cracker Barrel Old Country Store, Inc.	5,743	585,843
Dave & Buster's Entertainment, Inc. (a)(b)	22,914	868,211
Draftkings Holdings, Inc. (a)(b)	80,295	1,087,997
Expedia, Inc. (a)	29,245	3,782,256
Golden Entertainment, Inc. (a)(b)	13,768	650,951
Huazhu Group Ltd. ADR	35,987	1,169,578
Jack in the Box, Inc.	4,541	310,150
Krispy Kreme, Inc. (b)	49,905	739,592
Light & Wonder, Inc. Class A (a)	23,524	1,242,067
MakeMyTrip Ltd. (a)(b)	18,566	513,536
Marriott International, Inc. Class A	62,835	10,781,229
Melco Crown Entertainment Ltd. sponsored ADR (a)	138,682	782,166
Monarch Casino & Resort, Inc. (a)(b)	5,990	406,422
Papa John's International, Inc. (b)	7,613	670,020
Penn National Gaming, Inc. (a)	33,992	1,086,384
Playa Hotels & Resorts NV (a)	115,033	993,885
Red Rock Resorts, Inc.	8,906	344,929
Sportradar Holding AG (b)	39,176	367,863
Starbucks Corp.	219,330	17,217,405
Texas Roadhouse, Inc. Class A	15,937	1,242,608
The Cheesecake Factory, Inc. (b)	12,461	406,976
Trip.com Group Ltd. ADR (a)	113,684	2,507,869
Wendy's Co. (b)	52,800	984,192
Wingstop, Inc. (b)	7,508	598,087
Wynn Resorts Ltd. (a)	23,746	1,569,611
		82,005,325
Household Durables - 0.1%
Cavco Industries, Inc. (a)	2,560	568,730
Helen of Troy Ltd. (a)(b)	5,581	1,033,545
iRobot Corp. (a)(b)	5,797	275,879
LGI Homes, Inc. (a)(b)	7,113	697,003
Newell Brands, Inc. (b)	82,457	1,767,878
Snap One Holdings Corp. (a)(b)	14,300	176,605
Sonos, Inc. (a)(b)	29,296	648,320
		5,167,960
Internet & Direct Marketing Retail - 6.9%
Amazon.com, Inc. (a)	100,073	240,594,506
ContextLogic, Inc. (a)(b)	216,310	380,706
eBay, Inc.	123,994	6,034,788
Etsy, Inc. (a)	25,142	2,039,519
Global-e Online Ltd. (a)	27,612	532,083
JD.com, Inc. sponsored ADR	126,811	7,116,633
MercadoLibre, Inc. (a)	10,530	8,275,316
Newegg Commerce, Inc. (a)(b)	78,219	351,203
Overstock.com, Inc. (a)(b)	11,270	349,257
Ozon Holdings PLC ADR (a)(b)(c)	22,832	47,962
Pinduoduo, Inc. ADR (a)	96,376	4,852,532
Qurate Retail, Inc. Series A	88,282	318,698
Xometry, Inc. (b)	29,677	1,009,315
		271,902,518
Leisure Products - 0.2%
BRP, Inc.	5,659	441,742
Hasbro, Inc.	25,507	2,289,253
Latham Group, Inc. (a)(b)	31,823	302,637
Malibu Boats, Inc. Class A (a)	8,695	509,527
Mattel, Inc. (a)	77,810	1,954,587
Peloton Interactive, Inc. Class A (a)(b)	74,737	1,043,329
		6,541,075
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	45,678	7,323,554
Franchise Group, Inc. (b)	12,352	490,004
Ollie's Bargain Outlet Holdings, Inc. (a)	15,138	711,032
		8,524,590
Specialty Retail - 0.7%
Academy Sports & Outdoors, Inc.	22,462	752,702
Bed Bath & Beyond, Inc.(a)(b)	46,216	399,768
Five Below, Inc. (a)(b)	11,143	1,455,164
Leslie's, Inc. (a)(b)	41,094	798,045
Monro, Inc. (b)	8,791	416,869
National Vision Holdings, Inc. (a)(b)	19,641	552,698
O'Reilly Automotive, Inc. (a)	12,393	7,896,448
Petco Health & Wellness Co., Inc. (a)(b)	43,346	691,802
Rent-A-Center, Inc. (b)	15,038	414,147
Ross Stores, Inc. (b)	73,580	6,255,772
Sleep Number Corp. (a)(b)	7,924	363,949
The ODP Corp. (a)	15,856	605,541
Tractor Supply Co. (b)	21,623	4,051,285
Ulta Beauty, Inc. (a)	10,396	4,398,548
Urban Outfitters, Inc. (a)	21,973	462,532
		29,515,270
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co. (b)	15,146	1,178,056
Crocs, Inc. (a)	12,483	696,052
G-III Apparel Group Ltd. (a)	32,092	804,226
lululemon athletica, Inc. (a)	23,967	7,014,901
Steven Madden Ltd.	21,031	781,933
		10,475,168

TOTAL CONSUMER DISCRETIONARY		600,634,502

CONSUMER STAPLES - 4.3%
Beverages - 1.8%
Celsius Holdings, Inc. (a)(b)	17,766	1,191,921
Coca-Cola Bottling Co. Consolidated (b)	1,926	1,088,132
Coca-Cola European Partners PLC (b)	86,824	4,612,959
Keurig Dr. Pepper, Inc.	269,179	9,351,278
MGP Ingredients, Inc. (b)	8,962	868,059
Monster Beverage Corp. (a)	107,726	9,600,541
National Beverage Corp. (b)	22,306	1,107,047
PepsiCo, Inc.	264,084	44,300,091
		72,120,028
Food & Staples Retailing - 1.4%
Andersons, Inc. (b)	22,535	847,541
Casey's General Stores, Inc.	8,481	1,777,109
Chefs' Warehouse Holdings (a)	18,324	654,717
Costco Wholesale Corp.	84,871	39,568,558
Grocery Outlet Holding Corp. (a)(b)	51,681	1,976,798
Ingles Markets, Inc. Class A (b)	9,267	825,319
PriceSmart, Inc.	7,878	619,447
Sprouts Farmers Market LLC (a)	31,652	857,453
Walgreens Boots Alliance, Inc. (b)	184,656	8,093,472
		55,220,414
Food Products - 0.9%
Beyond Meat, Inc. (a)(b)	13,859	366,571
Bridgford Foods Corp. (a)(b)	2,616	30,869
Cal-Maine Foods, Inc.	12,879	614,715
Freshpet, Inc. (a)(b)	9,531	685,946
Hostess Brands, Inc. Class A (a)(b)	62,955	1,337,794
J&J Snack Foods Corp. (b)	4,667	598,403
Lancaster Colony Corp.	5,798	706,776
Mission Produce, Inc. (a)(b)	28,654	383,104
Mondelez International, Inc.	268,653	17,075,585
Pilgrim's Pride Corp. (a)(b)	58,246	1,940,757
Sanderson Farms, Inc.	5,632	1,123,584
Sovos Brands, Inc. (b)	32,596	460,256
The Hain Celestial Group, Inc. (a)	24,425	643,599
The Kraft Heinz Co.	259,625	9,821,614
The Simply Good Foods Co. (a)	24,580	982,217
		36,771,790
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)(b)	15,369	650,570
Reynolds Consumer Products, Inc. (b)	46,809	1,274,141
WD-40 Co. (b)	3,333	629,237
		2,553,948
Personal Products - 0.1%
Inter Parfums, Inc.	8,827	651,433
Olaplex Holdings, Inc. (b)	133,480	2,151,698
The Beauty Health Co. (a)(b)	52,239	745,451
		3,548,582

TOTAL CONSUMER STAPLES		170,214,762

ENERGY - 0.9%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A (b)	184,263	6,629,783
Championx Corp. (b)	41,223	959,259
CSI Compressco LP	55,534	71,084
Patterson-UTI Energy, Inc.	97,639	1,862,952
Smart Sand, Inc. (a)(b)	80,873	273,351
Weatherford International PLC (a)	25,909	876,761
		10,673,190
Oil, Gas & Consumable Fuels - 0.6%
Alliance Resource Partners LP	41,019	814,227
Amplify Energy Corp. warrants 5/4/22 (a)(c)	322	0
APA Corp.	77,781	3,656,485
Chesapeake Energy Corp. (b)	19,982	1,945,847
Diamondback Energy, Inc.	38,902	5,913,882
Golar LNG Ltd. (a)	60,661	1,536,543
Green Plains, Inc. (a)(b)	17,288	563,243
Kinetik Holdings, Inc. (b)	3,707	311,536
New Fortress Energy, Inc. (b)	37,229	1,734,499
Oasis Petroleum, Inc.	6,026	956,507
PDC Energy, Inc.	26,752	2,117,153
Plains All American Pipeline LP	151,050	1,720,460
Plains GP Holdings LP Class A	38,821	464,299
Renewable Energy Group, Inc. (a)	10,182	624,258
Viper Energy Partners LP (b)	38,003	1,275,381
		23,634,320

TOTAL ENERGY		34,307,510

FINANCIALS - 4.6%
Banks - 2.0%
Ameris Bancorp (b)	18,371	837,534
Atlantic Union Bankshares Corp. (b)	20,747	731,539
BancFirst Corp. (b)	12,498	1,133,944
Bancorp, Inc., Delaware (a)	29,984	624,567
Bank OZK (b)	31,672	1,313,438
Banner Corp.	10,446	607,017
BCB Bancorp, Inc.	22,234	448,460
BOK Financial Corp. (b)	16,780	1,445,933
Cathay General Bancorp (b)	21,088	866,928
City Holding Co.	11,406	936,319
Columbia Banking Systems, Inc. (b)	19,038	573,996
Commerce Bancshares, Inc. (b)	27,914	1,931,091
CVB Financial Corp. (b)	35,589	881,895
Eagle Bancorp, Inc. (b)	7,839	388,501
East West Bancorp, Inc. (b)	27,466	2,019,850
Eastern Bankshares, Inc. (b)	48,511	944,509
Enterprise Bancorp, Inc.	8,917	301,127
Enterprise Financial Services Corp.	17,131	793,337
Fifth Third Bancorp	125,244	4,938,371
First Bancorp, North Carolina (b)	35,962	1,347,496
First Busey Corp.	16,707	391,779
First Citizens Bancshares, Inc. (b)	2,897	2,029,059
First Financial Bancorp, Ohio (b)	24,703	518,269
First Financial Bankshares, Inc. (b)	33,648	1,387,644
First Hawaiian, Inc. (b)	39,095	1,001,223
First Internet Bancorp (b)	16,733	646,730
First Interstate Bancsystem, Inc. (b)	12,088	460,190
First Merchants Corp. (b)	15,226	626,702
Fulton Financial Corp.	45,175	716,024
German American Bancorp, Inc.	18,481	702,832
Hancock Whitney Corp.	22,896	1,141,137
Heartland Financial U.S.A., Inc.	17,453	771,946
HomeStreet, Inc. (b)	20,550	828,371
Hope Bancorp, Inc. (b)	79,170	1,154,299
Huntington Bancshares, Inc. (b)	264,150	3,666,402
Independent Bank Corp. (b)	8,776	731,041
Independent Bank Group, Inc. (b)	11,189	817,692
International Bancshares Corp.	11,180	468,777
Investar Holding Corp.	13,047	288,339
Lakeland Financial Corp. (b)	14,420	1,040,547
Live Oak Bancshares, Inc. (b)	12,414	498,546
Meta Financial Group, Inc.	10,823	449,912
NBT Bancorp, Inc. (b)	10,873	402,084
Northwest Bancshares, Inc. (b)	60,278	776,983
OceanFirst Financial Corp.	29,753	600,118
Old National Bancorp, Indiana (b)	95,949	1,525,589
Pacific Premier Bancorp, Inc.	24,274	790,361
PacWest Bancorp	30,373	959,179
Pinnacle Financial Partners, Inc.	17,876	1,455,464
Popular, Inc.	20,162	1,647,437
Renasant Corp. (b)	16,024	495,783
Republic Bancorp, Inc., Kentucky Class A (b)	10,215	469,379
Sandy Spring Bancorp, Inc. (b)	18,127	767,678
Seacoast Banking Corp., Florida	18,393	629,776
Signature Bank	12,193	2,636,980
Simmons First National Corp. Class A (b)	29,441	756,928
Southstate Corp.	16,742	1,353,088
Stock Yards Bancorp, Inc. (b)	12,091	713,369
SVB Financial Group (a)	11,269	5,505,695
Texas Capital Bancshares, Inc. (a)	12,836	725,619
TowneBank	11,186	329,763
Triumph Bancorp, Inc. (a)	5,892	428,584
Trustmark Corp. (b)	21,993	639,776
UMB Financial Corp.	12,067	1,114,387
Umpqua Holdings Corp.	55,492	979,434
United Bankshares, Inc., West Virginia (b)	31,313	1,176,116
United Community Bank, Inc. (b)	22,958	721,570
Valley National Bancorp	89,299	1,134,990
Veritex Holdings, Inc.	21,872	753,709
Washington Federal, Inc.	25,363	823,029
WesBanco, Inc.	18,839	641,656
Westamerica Bancorp. (b)	11,731	706,324
Wintrust Financial Corp.	14,257	1,245,919
Zions Bancorp NA	28,003	1,597,291
		77,907,371
Capital Markets - 1.4%
B. Riley Financial, Inc. (b)	7,610	413,604
BGC Partners, Inc. Class A	132,583	432,221
Carlyle Group LP	64,863	2,499,171
CME Group, Inc.	67,483	13,417,645
Coinbase Global, Inc. (a)(b)	36,743	2,869,628
Focus Financial Partners, Inc. Class A (a)(b)	16,252	612,700
Freedom Holding Corp. (a)(b)	14,763	628,461
Futu Holdings Ltd. ADR (a)(b)	10,250	376,278
Gores Holdings VIII, Inc. Class A (a)	40,793	402,627
Greenpro Capital Corp. (a)(b)	560,744	182,466
Hamilton Lane, Inc. Class A (b)	10,573	735,352
Interactive Brokers Group, Inc.	20,931	1,288,094
LPL Financial (b)	16,016	3,142,179
MarketAxess Holdings, Inc.	6,382	1,797,682
Morningstar, Inc. (b)	9,545	2,453,351
NASDAQ, Inc.	29,999	4,657,645
Northern Trust Corp. (b)	44,716	4,997,013
Open Lending Corp. (a)(b)	30,197	397,393
Pioneer Merger Corp. Class A (a)	37,596	369,193
Robinhood Markets, Inc. (a)(b)	136,867	1,376,882
SEI Investments Co.	20,361	1,189,693
StepStone Group, Inc. Class A	17,837	486,237
T. Rowe Price Group, Inc. (b)	40,675	5,169,386
TPG, Inc. (b)	13,034	380,202
Tradeweb Markets, Inc. Class A	18,502	1,250,920
Virtu Financial, Inc. Class A	31,281	817,373
Virtus Investment Partners, Inc.	2,179	419,806
XP, Inc. Class A (a)(b)	83,301	1,883,436
		54,646,638
Consumer Finance - 0.2%
360 DigiTech, Inc. ADR	31,365	493,371
Credit Acceptance Corp. (a)(b)	2,969	1,767,475
Encore Capital Group, Inc. (a)(b)	6,373	389,454
FirstCash Holdings, Inc. (b)	10,629	793,455
Navient Corp.	40,319	645,104
PRA Group, Inc. (a)(b)	13,058	483,146
SLM Corp. (b)	62,509	1,224,551
SoFi Technologies, Inc. (a)(b)	200,812	1,502,074
Upstart Holdings, Inc. (a)(b)	16,156	814,262
World Acceptance Corp. (a)(b)	1,810	268,007
		8,380,899
Diversified Financial Services - 0.3%
Accretion Acquisition Corp. (a)	37,246	366,128
Atlantic Coastal Acquisition Corp. Class A (a)	37,864	369,553
Avalon Acquisition, Inc. Class A (a)	41,619	414,941
B. Riley Principal 150 Merger Corp. Class A (a)	55,123	542,410
Bridgetown Holdings Ltd. Class A (a)	40,720	403,128
Broadscale Acquisition Corp. Class A (a)	39,461	385,929
Digital World Acquisition Corp. (a)(b)	5,977	261,255
Healthcare Services Acquisition Corp. (a)	155,074	1,521,276
Iron Spark I, Inc. Class A (b)	19,870	196,316
Khosla Ventures Acquisition Co. III (a)	144,974	1,412,047
Lerer Hippeau Acquisition Corp. Class A (a)	137,157	1,337,281
LM Funding America, Inc. (a)(b)	82,891	123,508
PepperLime Health Acquisition Corp. Class A (a)	39,359	386,505
Schultze Special Purpose Acquisition Corp. II Class A (a)	134,703	1,320,089
SVF Investment Corp. (a)(b)	77,839	764,379
Vector Acquisition Corp. II Class A (a)	142,307	1,390,339
		11,195,084
Insurance - 0.6%
Arch Capital Group Ltd. (a)	54,096	2,567,396
Brighthouse Financial, Inc. (a)	22,651	1,112,617
Cincinnati Financial Corp. (b)	29,472	3,768,290
Enstar Group Ltd. (a)	4,438	1,029,305
Erie Indemnity Co. Class A (b)	10,174	1,706,689
Goosehead Insurance (b)	5,586	289,243
Oxbridge Re Holdings Ltd. (a)(b)	72,393	376,444
Palomar Holdings, Inc. (a)(b)	8,497	528,089
Principal Financial Group, Inc. (b)	40,054	2,921,138
Safety Insurance Group, Inc. (b)	4,771	443,035
Selective Insurance Group, Inc.	14,507	1,150,405
Trupanion, Inc. (a)(b)	9,096	608,340
Willis Towers Watson PLC	23,175	4,891,547
		21,392,538
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	53,539	654,782
New York Mortgage Trust, Inc.	118,489	359,022
		1,013,804
Thrifts & Mortgage Finance - 0.1%
Broadway Financial Corp. (a)	104,798	183,397
Capitol Federal Financial, Inc.	40,585	411,938
Carver Bancorp, Inc. (a)(b)	51,228	602,441
Columbia Financial, Inc. (a)(b)	13,072	271,767
Enact Holdings, Inc.	31,016	754,309
Home Point Capital, Inc.(b)	43,613	172,271
Merchants Bancorp	8,702	221,814
Mr. Cooper Group, Inc. (a)	10,064	436,375
NMI Holdings, Inc. (a)	17,968	334,384
TFS Financial Corp. (b)	79,074	1,187,691
WSFS Financial Corp.	18,452	789,377
		5,365,764

TOTAL FINANCIALS		179,902,098

HEALTH CARE - 8.5%
Biotechnology - 4.5%
ACADIA Pharmaceuticals, Inc. (a)	61,807	998,183
AccuStem Sciences, Inc. (a)	40	20
Adicet Bio, Inc. rights (a)(c)	7,230	0
Agios Pharmaceuticals, Inc. (a)(b)	57,607	1,121,608
Aileron Therapeutics, Inc. (a)(b)	275,413	116,307
Alector, Inc. (a)	28,595	253,352
Alkermes PLC (a)	39,993	1,193,791
Allogene Therapeutics, Inc. (a)(b)	58,767	466,022
Allovir, Inc. (a)(b)	28,960	112,075
Alnylam Pharmaceuticals, Inc. (a)	24,134	3,036,057
Amgen, Inc.	114,024	29,274,522
Amicus Therapeutics, Inc. (a)	62,720	477,926
Anavex Life Sciences Corp. (a)(b)	29,095	265,055
Apellis Pharmaceuticals, Inc. (a)	16,392	679,448
Applied Genetic Technologies Corp. (a)(b)	266,865	250,853
Aptorum Group Ltd. (a)(b)	307,706	387,710
Argenx SE ADR (a)	5,360	1,657,848
Arrowhead Pharmaceuticals, Inc. (a)	23,008	767,547
Ascendis Pharma A/S sponsored ADR (a)	10,585	894,538
Atara Biotherapeutics, Inc. (a)(b)	145,429	756,231
Aurinia Pharmaceuticals, Inc. (a)(b)	35,769	403,474
Avid Bioservices, Inc. (a)	21,735	290,597
Beam Therapeutics, Inc. (a)(b)	13,704	482,107
BeiGene Ltd. ADR (a)	10,054	1,379,610
Benitec Biopharma, Inc. (a)	10,982	11,531
BioCryst Pharmaceuticals, Inc. (a)(b)	47,895	445,902
Biogen, Inc. (a)	32,604	6,520,800
BioMarin Pharmaceutical, Inc. (a)	39,424	2,961,925
BioNTech SE ADR (a)	17,450	2,850,632
Black Diamond Therapeutics, Inc. (a)(b)	69,315	117,142
Blueprint Medicines Corp. (a)	11,644	640,420
C4 Therapeutics, Inc. (a)(b)	15,639	113,539
CareDx, Inc. (a)(b)	13,740	345,561
Celldex Therapeutics, Inc. (a)(b)	28,318	666,039
Cerevel Therapeutics Holdings (a)(b)	40,572	1,060,146
ChemoCentryx, Inc. (a)(b)	43,332	965,004
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	27,290
CRISPR Therapeutics AG (a)(b)	15,543	902,271
CureVac NV (a)(b)	38,459	723,029
Cyclerion Therapeutics, Inc. (a)	207,875	129,423
Cytokinetics, Inc. (a)(b)	22,369	892,523
Denali Therapeutics, Inc. (a)(b)	22,129	537,513
Dynavax Technologies Corp. (a)(b)	33,722	399,943
Enanta Pharmaceuticals, Inc. (a)(b)	11,796	471,014
EQRx, Inc. (a)(b)	161,465	897,745
Evelo Biosciences, Inc. (a)(b)	46,573	97,803
Exact Sciences Corp. (a)(b)	33,633	1,675,260
Exelixis, Inc. (a)	85,289	1,563,347
Fate Therapeutics, Inc. (a)(b)	17,144	396,026
FibroGen, Inc. (a)	116,144	1,142,857
Forte Biosciences, Inc. (a)(b)	91,694	121,036
Galectin Therapeutics, Inc. (a)(b)	53,870	69,492
Genmab A/S ADR (a)(b)	19,144	579,106
Gilead Sciences, Inc.	250,877	16,269,373
Halozyme Therapeutics, Inc. (a)(b)	33,667	1,548,009
Horizon Therapeutics PLC (a)	45,929	4,119,372
ImmunityBio, Inc. (a)(b)	103,815	390,344
Impel Pharmaceuticals, Inc. (a)(b)	50,255	346,257
Incyte Corp. (a)	47,341	3,592,708
Indaptus Therapeutics, Inc. (a)(b)	61,570	155,772
Inhibrx, Inc. (a)(b)	14,303	186,940
Inmune Bio, Inc. (a)(b)	24,294	167,629
Insmed, Inc. (a)(b)	25,321	476,541
Intellia Therapeutics, Inc. (a)	16,093	742,531
Ionis Pharmaceuticals, Inc. (a)	58,345	2,130,759
Iovance Biotherapeutics, Inc. (a)(b)	35,917	242,440
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	45,695	514,983
iTeos Therapeutics, Inc. (a)	17,149	300,108
Iveric Bio, Inc. (a)	48,804	509,514
Kalvista Pharmaceuticals, Inc. (a)(b)	29,752	264,495
Karuna Therapeutics, Inc. (a)	6,941	724,085
Keros Therapeutics, Inc. (a)(b)	20,179	682,050
Kintara Therapeutics, Inc. (a)(b)	234,644	42,236
Kymera Therapeutics, Inc. (a)	11,859	169,228
Legend Biotech Corp. ADR (a)	17,790	752,339
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	12,650	1,124,712
General CVR (a)	1,530	9
Glucagon CVR (a)	1,530	5
rights (a)	1,530	14
TR Beta CVR (a)(c)	1,530	138
Lixte Biotechnology Holdings, Inc. (a)(b)	15,422	11,574
Mirati Therapeutics, Inc. (a)	9,706	380,087
Moderna, Inc. (a)	80,149	11,648,054
Myriad Genetics, Inc. (a)(b)	14,535	279,653
Natera, Inc. (a)	17,391	638,076
Neurocrine Biosciences, Inc. (a)(b)	20,635	1,929,166
Novavax, Inc. (a)(b)	15,384	851,197
OncoSec Medical, Inc. (a)	40,929	34,491
Organogenesis Holdings, Inc. Class A (a)(b)	137,967	773,995
ORIC Pharmaceuticals, Inc. (a)(b)	34,742	116,038
Orphazyme A/S ADR (a)	194	45
Prometheus Biosciences, Inc. (a)(b)	15,631	407,344
Protagonist Therapeutics, Inc. (a)	35,669	312,460
PTC Therapeutics, Inc. (a)	16,304	478,848
Recursion Pharmaceuticals, Inc. (a)(b)	48,680	297,922
Regeneron Pharmaceuticals, Inc. (a)	20,472	13,608,557
Relay Therapeutics, Inc. (a)(b)	21,859	355,865
Repligen Corp. (a)	10,271	1,689,271
Revolution Medicines, Inc. (a)(b)	20,270	344,185
Sage Therapeutics, Inc. (a)	19,042	595,443
Sana Biotechnology, Inc. (a)(b)	58,257	298,858
Sarepta Therapeutics, Inc. (a)	22,260	1,620,973
Savara, Inc. (a)(b)	307,255	402,504
Seagen, Inc. (a)	38,733	5,255,293
Sesen Bio, Inc. (a)(b)	756,390	463,591
Sigilon Therapeutics, Inc. (a)(b)	24,676	18,704
Springworks Therapeutics, Inc. (a)(b)	11,935	226,049
Stoke Therapeutics, Inc. (a)(b)	67,555	818,091
Tempest Therapeutics, Inc. (a)(b)	8,948	25,770
Tiziana Life Sciences Ltd. (a)(b)	131,938	87,673
Tobira Therapeutics, Inc. rights (a)(c)	1,750	0
Travere Therapeutics, Inc. (a)	37,229	867,808
Turning Point Therapeutics, Inc. (a)(b)	56,839	2,010,395
Twist Bioscience Corp. (a)(b)	10,940	372,398
Ultragenyx Pharmaceutical, Inc. (a)(b)	14,225	667,153
United Therapeutics Corp. (a)	9,526	2,194,219
Vaxcyte, Inc. (a)(b)	48,968	1,174,742
Veracyte, Inc. (a)(b)	16,637	292,478
Vertex Pharmaceuticals, Inc. (a)	52,947	14,224,212
Vir Biotechnology, Inc. (a)(b)	23,883	616,420
Xencor, Inc. (a)(b)	15,124	337,719
Zai Lab Ltd. ADR (a)	11,095	322,865
Zentalis Pharmaceuticals, Inc. (a)(b)	30,266	729,713
		175,821,690
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (a)	9,700	2,557,890
Align Technology, Inc. (a)	15,410	4,278,432
Alphatec Holdings, Inc. (a)	142,197	1,092,073
Atricure, Inc. (a)(b)	11,886	482,928
Axonics Modulation Technologies, Inc. (a)	12,184	609,200
Cerus Corp. (a)(b)	119,738	592,703
CryoPort, Inc. (a)(b)	11,735	298,656
Cue Health, Inc. (b)	42,905	226,967
Dentsply Sirona, Inc.	48,449	1,916,642
DexCom, Inc. (a)	19,226	5,728,194
Establishment Labs Holdings, Inc. (a)(b)	12,267	756,874
Heska Corp. (a)	3,165	315,835
Hologic, Inc. (a)	46,080	3,468,442
ICU Medical, Inc. (a)(b)	5,058	918,735
IDEXX Laboratories, Inc. (a)	16,232	6,356,776
Inari Medical, Inc. (a)(b)	11,919	784,270
InMode Ltd. (a)	18,189	487,647
Insulet Corp. (a)	12,840	2,741,083
Integra LifeSciences Holdings Corp. (a)(b)	19,547	1,224,424
Intuitive Surgical, Inc. (a)	68,367	15,563,064
iRhythm Technologies, Inc. (a)(b)	6,093	858,199
Lantheus Holdings, Inc. (a)	32,450	2,223,474
LivaNova PLC (a)	14,594	993,414
Masimo Corp. (a)	11,348	1,593,600
Merit Medical Systems, Inc. (a)	12,748	782,600
Mesa Laboratories, Inc. (b)	1,803	377,278
Neogen Corp. (a)(b)	25,503	674,809
Novocure Ltd. (a)(b)	22,554	1,812,891
Omnicell, Inc. (a)(b)	10,734	1,193,191
OrthoPediatrics Corp. (a)(b)	6,839	315,757
Outset Medical, Inc. (a)(b)	12,864	280,435
PROCEPT BioRobotics Corp. (b)	14,348	561,294
QuidelOrtho Corp. (a)(b)	12,404	1,178,752
Reshape Lifesciences, Inc. (a)(b)	179,683	183,277
Shockwave Medical, Inc. (a)	6,958	1,142,573
Staar Surgical Co. (a)	11,881	783,433
Tandem Diabetes Care, Inc. (a)	12,995	885,869
		66,241,681
Health Care Providers & Services - 0.6%
Acadia Healthcare Co., Inc. (a)	21,268	1,513,644
Addus HomeCare Corp. (a)(b)	7,870	657,145
Alignment Healthcare, Inc. (a)(b)	36,327	387,972
Amedisys, Inc. (a)	5,620	651,414
Apollo Medical Holdings, Inc. (a)(b)	17,885	671,403
Aveanna Healthcare Holdings, Inc. (a)(b)	47,536	146,411
Corvel Corp. (a)	5,272	786,372
Covetrus, Inc. (a)	29,330	610,651
Fulgent Genetics, Inc. (a)(b)	6,380	347,774
Guardant Health, Inc. (a)(b)	21,365	875,538
HealthEquity, Inc. (a)(b)	18,020	1,127,692
Henry Schein, Inc. (a)	27,535	2,358,097
LHC Group, Inc. (a)	5,823	970,461
LifeStance Health Group, Inc. (b)	75,645	563,555
Modivcare, Inc. (a)(b)	4,227	403,383
National Research Corp. Class A (b)	7,465	267,919
Opko Health, Inc. (a)(b)	204,592	613,776
Option Care Health, Inc. (a)(b)	31,279	949,630
Patterson Companies, Inc.	24,501	773,987
Premier, Inc.	29,190	1,091,998
Privia Health Group, Inc. (a)(b)	75,886	1,818,229
Progyny, Inc. (a)(b)	21,348	674,810
R1 RCM, Inc. (a)(b)	53,889	1,156,997
RadNet, Inc. (a)(b)	18,991	389,885
Sema4 Holdings Corp. Class A (a)(b)	125,325	255,663
Surgery Partners, Inc. (a)(b)	19,363	759,030
The Ensign Group, Inc. (b)	13,682	1,110,568
Tivity Health, Inc. (a)	20,014	648,454
		22,582,458
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)(b)	42,666	729,162
Cerner Corp.	62,163	5,896,161
Certara, Inc. (a)(b)	30,238	614,436
Change Healthcare, Inc. (a)	70,588	1,700,465
Definitive Healthcare Corp. (b)	16,508	322,731
Nextgen Healthcare, Inc. (a)	21,831	395,359
Nutex Health, Inc. (a)(b)	119,425	1,191,862
Schrodinger, Inc. (a)(b)	52,347	1,352,646
		12,202,822
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)(b)	20,217	1,034,908
AbCellera Biologics, Inc. (a)(b)	41,041	312,732
Adaptive Biotechnologies Corp. (a)(b)	29,503	230,713
Azenta, Inc.	16,817	1,288,855
Bio-Techne Corp.	7,598	2,809,209
Bruker Corp. (b)	33,337	2,082,896
Codexis, Inc. (a)	21,696	231,713
ICON PLC (a)(b)	16,082	3,598,991
Illumina, Inc. (a)	30,106	7,209,785
Maravai LifeSciences Holdings, Inc. (a)	35,393	1,102,492
Medpace Holdings, Inc. (a)(b)	8,632	1,236,448
Nanostring Technologies, Inc. (a)	11,055	172,900
NeoGenomics, Inc. (a)	25,734	216,680
Pacific Biosciences of California, Inc. (a)(b)	41,182	231,855
Seer, Inc. (a)(b)	24,631	218,723
SomaLogic, Inc. Class A (a)(b)	75,028	450,168
Sotera Health Co. (a)(b)	55,682	1,186,027
Syneos Health, Inc. (a)	22,214	1,641,392
		25,256,487
Pharmaceuticals - 0.8%
Amphastar Pharmaceuticals, Inc. (a)(b)	26,096	969,205
Arvinas Holding Co. LLC (a)	24,728	1,030,910
AstraZeneca PLC:
rights (a)(c)	1,845	0
sponsored ADR	127,070	8,447,614
Axsome Therapeutics, Inc. (a)(b)	11,547	288,675
Corcept Therapeutics, Inc. (a)(b)	28,287	589,501
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	4,174
Eloxx Pharmaceuticals, Inc. (a)(b)	108,579	32,585
GH Research PLC (b)	17,080	171,142
Harmony Biosciences Holdings, Inc. (a)(b)	24,364	1,062,270
HUTCHMED China Ltd. sponsored ADR (a)(b)	37,750	397,130
Innoviva, Inc. (a)(b)	36,388	552,006
Intra-Cellular Therapies, Inc. (a)	29,024	1,665,978
Jazz Pharmaceuticals PLC (a)	15,854	2,373,027
Kiora Pharmaceuticals, Inc. (a)(b)	277,606	122,147
NGM Biopharmaceuticals, Inc. (a)(b)	68,115	942,712
Pacira Biosciences, Inc. (a)(b)	11,336	717,002
Revance Therapeutics, Inc. (a)(b)	92,316	1,262,883
Roivant Sciences Ltd. (a)(b)	115,985	514,973
Royalty Pharma PLC (b)	83,993	3,455,472
Sanofi SA sponsored ADR (b)	58,829	3,132,644
Supernus Pharmaceuticals, Inc. (a)(b)	19,658	547,868
Tilray Brands, Inc. Class 2 (a)(b)	89,957	403,907
Viatris, Inc.	258,870	3,176,335
		31,860,160

TOTAL HEALTH CARE		333,965,298

INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	6,662	612,638
Axon Enterprise, Inc. (a)	14,461	1,465,767
Elbit Systems Ltd. (b)	10,262	2,101,350
Kratos Defense & Security Solutions, Inc. (a)	30,995	446,948
Mercury Systems, Inc. (a)	13,367	799,480
Rocket Lab U.S.A., Inc. Class A (a)(b)	100,389	477,852
Woodward, Inc. (b)	14,130	1,435,749
		7,339,784
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)(b)	17,568	530,905
Atlas Air Worldwide Holdings, Inc. (a)	7,501	522,895
C.H. Robinson Worldwide, Inc.	19,829	2,151,645
Expeditors International of Washington, Inc.	32,542	3,541,871
Forward Air Corp.	7,535	702,187
Hub Group, Inc. Class A (a)	10,648	777,091
		8,226,594
Airlines - 0.2%
Allegiant Travel Co. (a)	2,601	388,719
American Airlines Group, Inc. (a)(b)	104,088	1,860,053
Frontier Group Holdings, Inc. (a)(b)	45,049	484,277
JetBlue Airways Corp. (a)	151,701	1,629,269
Ryanair Holdings PLC sponsored ADR (a)	22,015	1,919,708
SkyWest, Inc. (a)	13,959	376,335
Sun Country Airlines Holdings, Inc. (a)(b)	27,419	648,459
United Airlines Holdings, Inc. (a)	64,368	3,065,848
		10,372,668
Building Products - 0.1%
AAON, Inc. (b)	12,840	687,967
CSW Industrials, Inc. (b)	3,222	341,919
Gibraltar Industries, Inc. (a)(b)	9,743	406,868
UFP Industries, Inc. (b)	15,165	1,170,738
		2,607,492
Commercial Services & Supplies - 0.5%
ACV Auctions, Inc. Class A (a)	38,046	321,108
Aurora Innovation, Inc. (a)(b)	126,947	401,153
Casella Waste Systems, Inc. Class A (a)(b)	11,837	847,292
Cintas Corp.	18,743	7,465,899
Copart, Inc. (a)	43,900	5,027,867
Driven Brands Holdings, Inc. (a)(b)	33,580	971,805
Fuel Tech, Inc. (a)(b)	204,925	264,353
Matthews International Corp. Class A (b)	11,825	382,657
Millerknoll, Inc. (b)	14,099	425,790
Renovare Environmental, Inc. (a)(b)	152,030	36,822
Stericycle, Inc. (a)(b)	17,419	880,530
Tetra Tech, Inc. (b)	11,112	1,499,787
		18,525,063
Construction & Engineering - 0.1%
Construction Partners, Inc. Class A (a)(b)	20,632	474,330
IES Holdings, Inc. (a)(b)	4,061	125,444
MYR Group, Inc. (a)(b)	7,221	661,516
NV5 Global, Inc. (a)(b)	7,153	881,107
Willscot Mobile Mini Holdings (a)(b)	43,735	1,562,652
		3,705,049
Electrical Equipment - 0.2%
Array Technologies, Inc. (a)(b)	39,328	435,754
Ballard Power Systems, Inc. (a)(b)	59,921	435,626
Encore Wire Corp.	6,755	844,510
Enovix Corp. (a)(b)	35,188	423,312
Plug Power, Inc. (a)(b)	118,152	2,183,449
Shoals Technologies Group, Inc. (a)	17,649	275,324
Sunrun, Inc. (a)(b)	43,499	1,136,194
Tritium DCFC Ltd. (a)(b)	50,563	474,281
Vicor Corp. (a)(b)	7,608	512,018
		6,720,468
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	141,751	27,445,829
Icahn Enterprises LP	51,179	2,628,042
		30,073,871
Machinery - 0.5%
Altra Industrial Motion Corp. (b)	15,471	606,618
Astec Industries, Inc. (b)	7,833	366,349
Columbus McKinnon Corp. (NY Shares)	12,922	436,118
Franklin Electric Co., Inc.	11,247	829,129
Hillman Solutions Corp. Class A (a)(b)	68,717	784,061
Hyzon Motors, Inc. Class A (a)(b)	157,540	765,644
Kornit Digital Ltd. (a)(b)	10,045	421,589
Lincoln Electric Holdings, Inc. (b)	11,941	1,621,827
Microvast Holdings, Inc. (a)(b)	131,141	655,705
Middleby Corp. (a)	10,971	1,661,668
Nikola Corp. (a)(b)	191,114	1,349,265
Nordson Corp. (b)	11,760	2,562,269
Omega Flex, Inc. (b)	2,910	321,671
PACCAR, Inc.	59,560	5,172,190
Proterra, Inc. Class A (a)(b)	81,184	523,637
RBC Bearings, Inc. (a)(b)	5,922	1,103,802
Shyft Group, Inc. (The)	12,359	274,246
		19,455,788
Marine - 0.0%
Golden Ocean Group Ltd. (b)	42,527	627,701
Star Bulk Carriers Corp. (b)	14,063	460,141
		1,087,842
Professional Services - 0.4%
CoStar Group, Inc. (a)	80,176	4,885,925
Exponent, Inc.	12,016	1,086,126
First Advantage Corp.	28,382	414,377
Forrester Research, Inc. (a)	9,206	481,750
Headhunter Group PLC ADR (c)	12,021	32,719
Huron Consulting Group, Inc. (a)(b)	7,215	432,323
ICF International, Inc. (b)	5,724	585,050
Kelly Services, Inc. Class A (non-vtg.) (b)	24,088	480,796
Kforce, Inc. (b)	11,140	731,675
LegalZoom.com, Inc. (b)	37,728	494,237
ManTech International Corp. Class A	7,317	699,871
Sterling Check Corp. (b)	23,512	436,853
Upwork, Inc. (a)(b)	29,694	541,916
Verisk Analytics, Inc.	27,973	4,893,037
		16,196,655
Road & Rail - 0.9%
AMERCO	4,541	2,224,999
ArcBest Corp. (b)	6,948	525,477
Avis Budget Group, Inc. (a)(b)	11,589	2,205,155
CSX Corp.	402,291	12,788,831
Grab Holdings Ltd. (a)(b)	745,288	1,982,466
Heartland Express, Inc. (b)	27,140	387,559
Hertz Global Holdings, Inc.	97,151	1,949,821
J.B. Hunt Transport Services, Inc.	20,966	3,618,312
Landstar System, Inc.	7,020	1,063,039
Lyft, Inc. (a)	67,389	1,191,438
Marten Transport Ltd.	29,268	513,946
Old Dominion Freight Lines, Inc.	20,919	5,402,123
Saia, Inc. (a)(b)	5,457	1,078,249
TuSimple Holdings, Inc. (a)(b)	36,265	297,736
Universal Logistics Holdings, Inc.	11,679	325,727
Werner Enterprises, Inc. (b)	15,709	637,314
		36,192,192
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)(b)	17,791	1,092,545
Fastenal Co.	95,320	5,105,339
Fortress Transportation & Infrastructure Investors LLC	15,180	304,663
H&E Equipment Services, Inc.	14,163	504,911
McGrath RentCorp. (b)	7,147	587,555
Rush Enterprises, Inc. Class A (b)	17,852	910,095
		8,505,108

TOTAL INDUSTRIALS		169,008,574

INFORMATION TECHNOLOGY - 44.2%
Communications Equipment - 1.2%
Applied Optoelectronics, Inc. (a)(b)	65,519	155,280
Casa Systems, Inc. (a)(b)	37,589	165,392
Cisco Systems, Inc.	810,733	36,523,522
CommScope Holding Co., Inc. (a)	54,078	406,126
Ericsson (B Shares) sponsored ADR	82,445	666,156
Extreme Networks, Inc. (a)	83,258	825,919
F5, Inc. (a)	12,169	1,984,034
Harmonic, Inc. (a)(b)	69,708	671,288
Infinera Corp. (a)(b)	53,492	306,509
Lumentum Holdings, Inc. (a)	15,868	1,365,917
NetScout Systems, Inc. (a)(b)	20,511	704,143
Radware Ltd. (a)	14,220	343,129
ViaSat, Inc. (a)(b)	24,281	958,857
Viavi Solutions, Inc. (a)(b)	55,809	807,556
		45,883,828
Electronic Equipment & Components - 0.7%
Advanced Energy Industries, Inc.	9,109	742,019
Avnet, Inc.	24,420	1,183,149
CDW Corp.	25,055	4,255,842
Cognex Corp.	32,338	1,565,806
Coherent, Inc. (a)	5,937	1,608,690
ePlus, Inc. (a)	8,130	461,296
Flex Ltd. (a)	102,124	1,743,257
II-VI, Inc. (a)(b)	17,954	1,122,125
Insight Enterprises, Inc. (a)(b)	8,660	855,781
IPG Photonics Corp. (a)	11,109	1,171,888
Itron, Inc. (a)(b)	9,983	515,223
Littelfuse, Inc.	5,767	1,558,243
National Instruments Corp. (b)	23,937	845,455
Novanta, Inc. (a)(b)	8,381	1,030,528
OSI Systems, Inc. (a)(b)	5,226	438,566
PC Connection, Inc.	7,497	335,191
Plexus Corp. (a)(b)	10,024	850,035
Sanmina Corp. (a)(b)	17,688	776,326
Trimble, Inc. (a)	48,668	3,311,857
TTM Technologies, Inc. (a)(b)	31,901	455,865
Zebra Technologies Corp. Class A (a)	10,446	3,532,733
		28,359,875
IT Services - 2.7%
Affirm Holdings, Inc. (a)(b)	38,638	1,101,183
Akamai Technologies, Inc. (a)	28,004	2,829,524
Amdocs Ltd.	28,620	2,486,792
Automatic Data Processing, Inc.	80,774	18,007,756
Cognizant Technology Solutions Corp. Class A	98,702	7,373,039
Concentrix Corp.	12,130	1,878,816
Core Scientific, Inc. (a)(b)	153,988	543,578
CSG Systems International, Inc.	10,058	625,507
Data Storage Corp. (a)(b)	85,572	266,985
Dlocal Ltd.	28,869	832,293
Euronet Worldwide, Inc. (a)(b)	12,775	1,547,819
EVO Payments, Inc. Class A (a)	14,144	326,019
ExlService Holdings, Inc. (a)(b)	8,381	1,191,694
Fiserv, Inc. (a)	137,304	13,755,115
Flywire Corp. (a)	18,627	359,687
GDS Holdings Ltd. ADR (a)(b)	29,217	817,784
Jack Henry & Associates, Inc.	13,337	2,508,956
Marqeta, Inc. Class A	83,647	875,784
MongoDB, Inc. Class A (a)(b)	12,568	2,980,501
Nuvei Corp. (b)(d)	12,328	634,152
Okta, Inc. (a)	29,734	2,469,409
Paychex, Inc.	68,361	8,465,143
Payoneer Global, Inc. (a)(b)	158,274	792,953
PayPal Holdings, Inc. (a)	238,910	20,357,521
Perficient, Inc. (a)(b)	7,908	774,272
Rackspace Technology, Inc. (a)(b)	48,935	451,670
Sabre Corp. (a)	77,508	582,085
SS&C Technologies Holdings, Inc.	42,630	2,727,894
StoneCo Ltd. Class A (a)	54,020	542,361
Taoping, Inc. (a)(b)	23,465	31,678
Thoughtworks Holding, Inc. (b)	57,908	1,002,387
Ttec Holdings, Inc.	10,913	735,973
VeriSign, Inc. (a)	20,368	3,555,234
Verra Mobility Corp. (a)(b)	58,339	930,507
Wix.com Ltd. (a)(b)	10,786	679,626
		105,041,697
Semiconductors & Semiconductor Equipment - 11.4%
ACM Research, Inc. (b)	30,885	468,217
Advanced Micro Devices, Inc. (a)	308,893	31,463,841
Allegro MicroSystems LLC (a)	35,776	921,232
Alpha & Omega Semiconductor Ltd. (a)(b)	11,537	506,820
Ambarella, Inc. (a)	8,581	731,273
Amkor Technology, Inc. (b)	56,185	1,148,421
Analog Devices, Inc.	99,674	16,785,102
Applied Materials, Inc.	173,821	20,387,465
ASML Holding NV	15,935	9,183,181
Axcelis Technologies, Inc. (a)	12,258	760,731
Broadcom, Inc.	80,787	46,866,962
Camtek Ltd. (a)(b)	18,940	559,298
Canadian Solar, Inc. (a)(b)	15,069	483,112
Cirrus Logic, Inc. (a)	10,960	893,678
CMC Materials, Inc.	6,309	1,116,314
Cohu, Inc. (a)(b)	12,188	370,881
Diodes, Inc. (a)(b)	10,955	843,645
Enphase Energy, Inc. (a)	28,296	5,268,432
Entegris, Inc.	27,338	3,033,424
First Solar, Inc. (a)(b)	22,033	1,555,750
FormFactor, Inc. (a)(b)	19,039	781,741
GlobalFoundries, Inc. (b)	101,478	6,057,222
Ichor Holdings Ltd. (a)(b)	16,906	511,237
Impinj, Inc. (a)(b)	18,045	844,686
Intel Corp.	805,957	35,800,610
KLA Corp.	29,316	10,695,943
Kulicke & Soffa Industries, Inc. (b)	15,621	846,190
Lam Research Corp. (b)	27,063	14,073,572
Lattice Semiconductor Corp. (a)	30,978	1,611,476
MACOM Technology Solutions Holdings, Inc. (a)	16,202	883,171
Marvell Technology, Inc.	163,058	9,644,881
MaxLinear, Inc. Class A (a)	15,675	620,573
Microchip Technology, Inc.	110,538	8,030,586
Micron Technology, Inc.	208,027	15,360,714
MKS Instruments, Inc. (b)	12,100	1,494,350
Monolithic Power Systems, Inc.	9,521	4,288,163
Navitas Semiconductor Corp. (a)(b)	53,081	422,525
Nova Ltd. (a)(b)	7,343	779,973
NVIDIA Corp. (b)	490,097	91,510,912
NXP Semiconductors NV (b)	51,696	9,809,833
onsemi (a)	81,263	4,931,039
Photronics, Inc. (a)	56,766	1,234,093
Power Integrations, Inc. (b)	13,989	1,180,392
Qorvo, Inc. (a)	19,809	2,213,656
Qualcomm, Inc.	217,436	31,141,184
Rambus, Inc. (a)(b)	30,201	758,045
Semtech Corp. (a)	15,419	988,204
Silicon Laboratories, Inc. (a)(b)	9,601	1,432,085
Silicon Motion Tech Corp. sponsored ADR	9,719	877,723
SiTime Corp. (a)(b)	4,555	970,215
Skyworks Solutions, Inc.	30,130	3,280,253
SMART Global Holdings, Inc. (a)(b)	22,677	558,988
SolarEdge Technologies, Inc. (a)	10,651	2,905,486
SunPower Corp. (a)(b)	36,902	652,058
Synaptics, Inc. (a)	8,077	1,196,365
Teradyne, Inc.	31,096	3,397,549
Texas Instruments, Inc.	174,342	30,816,692
Tower Semiconductor Ltd. (a)(b)	26,373	1,272,761
Ultra Clean Holdings, Inc. (a)(b)	15,389	516,455
Universal Display Corp.	10,097	1,275,352
Veeco Instruments, Inc. (a)(b)	20,981	449,623
		449,464,355
Software - 15.7%
ACI Worldwide, Inc. (a)	27,842	741,711
Adobe, Inc. (a)	91,365	38,051,695
Alarm.com Holdings, Inc. (a)	11,928	754,207
Altair Engineering, Inc. Class A (a)(b)	11,837	650,562
ANSYS, Inc. (a)	17,596	4,581,295
AppFolio, Inc. (a)(b)	4,435	444,298
Appian Corp. Class A (a)(b)	7,234	345,568
AppLovin Corp. (a)(b)	46,925	1,788,312
Arqit Quantum, Inc. (a)(b)	37,113	288,368
Aspen Technology, Inc. (a)(b)	5,804	1,123,016
Atlassian Corp. PLC (a)	26,971	4,782,498
Autodesk, Inc. (a)	45,208	9,391,962
AvePoint, Inc. (a)(b)	122,821	718,503
Bentley Systems, Inc. Class B (b)	51,206	1,760,462
Blackbaud, Inc. (a)(b)	12,179	775,193
BlackLine, Inc. (a)(b)	13,342	976,901
BTRS Holdings, Inc. (a)(b)	95,549	474,879
Cadence Design Systems, Inc. (a)	54,254	8,340,467
CDK Global, Inc.	27,497	1,497,487
Cerence, Inc. (a)(b)	9,466	300,640
Check Point Software Technologies Ltd. (a)	28,947	3,620,691
Citrix Systems, Inc.	24,489	2,465,797
CommVault Systems, Inc. (a)(b)	16,235	990,497
Confluent, Inc. (b)	20,489	432,933
Coupa Software, Inc. (a)	13,900	956,181
Crowdstrike Holdings, Inc. (a)	41,029	6,564,230
CyberArk Software Ltd. (a)(b)	8,795	1,221,626
Datadog, Inc. Class A (a)	50,366	4,804,413
Dave, Inc. (a)(b)	58,714	134,455
Descartes Systems Group, Inc. (a)(b)	19,448	1,154,239
Digital Turbine, Inc. (a)(b)	20,271	515,492
DocuSign, Inc. (a)(b)	38,817	3,257,134
Domo, Inc. Class B (a)	7,602	242,352
Dropbox, Inc. Class A (a)	60,142	1,253,359
Duck Creek Technologies, Inc. (a)(b)	38,695	718,566
Embark Technology, Inc. (a)(b)	71,711	106,132
EverCommerce, Inc. (b)	37,092	352,745
Five9, Inc. (a)	14,104	1,363,998
Fortinet, Inc. (a)	31,861	9,371,595
GTY Technology Holdings, Inc. (a)	46,153	273,226
InterDigital, Inc. (b)	8,501	555,030
Intuit, Inc.	54,184	22,457,101
Jamf Holding Corp. (a)(b)	28,470	732,818
JFrog Ltd. (a)(b)	33,159	618,415
LivePerson, Inc. (a)(b)	16,058	269,453
Magic Software Enterprises Ltd. (b)	18,406	316,951
Mandiant, Inc. (a)	53,975	1,190,149
Manhattan Associates, Inc. (a)	14,288	1,727,848
Marathon Digital Holdings, Inc. (a)(b)	21,429	219,219
Matterport, Inc. (a)(b)	55,092	302,455
Microsoft Corp.	1,474,717	400,931,311
MicroStrategy, Inc. Class A (a)(b)	1,261	333,774
Momentive Global, Inc. (a)	35,247	429,308
Monday.com Ltd. (b)	8,805	999,720
nCino, Inc. (a)(b)	20,994	685,874
NICE Ltd. sponsored ADR (a)	10,041	1,995,348
NortonLifeLock, Inc. (b)	116,819	2,843,374
Nutanix, Inc. Class A (a)	43,994	712,703
Open Text Corp. (b)	47,225	1,936,697
Palo Alto Networks, Inc. (a)(b)	19,217	9,661,923
Paycor HCM, Inc. (b)	32,675	801,191
Paylocity Holding Corp. (a)(b)	11,955	2,090,451
Pegasystems, Inc.	17,646	874,183
Powerbridge Technologies Co. Ltd. (a)(b)	770,351	260,302
Progress Software Corp.	12,384	598,271
PTC, Inc. (a)	24,765	2,885,865
Qualtrics International, Inc. (a)	32,398	460,052
Qualys, Inc. (a)(b)	8,090	1,057,201
Rapid7, Inc. (a)(b)	11,398	807,776
Sapiens International Corp. NV (b)	16,422	415,969
Smith Micro Software, Inc. (a)(b)	59,673	156,940
Splunk, Inc. (a)	36,665	3,760,362
Sprout Social, Inc. (a)(b)	11,860	604,030
SPS Commerce, Inc. (a)(b)	8,762	937,884
Sumo Logic, Inc. (a)	57,574	466,925
Synopsys, Inc. (a)	29,337	9,364,370
Tenable Holdings, Inc. (a)(b)	24,096	1,212,029
The Trade Desk, Inc. (a)(b)	86,359	4,494,986
Varonis Systems, Inc. (a)(b)	22,945	758,791
Verint Systems, Inc. (a)(b)	15,814	807,147
Vonage Holdings Corp. (a)	25,106	486,303
Workday, Inc. Class A (a)(b)	36,241	5,664,468
Xperi Holding Corp. (b)	28,755	473,307
Zoom Video Communications, Inc. Class A (a)	47,827	5,139,011
Zscaler, Inc. (a)	27,976	4,282,846
		615,367,816
Technology Hardware, Storage & Peripherals - 12.5%
Apple, Inc.	3,211,362	477,979,109
Avid Technology, Inc. (a)	15,857	464,452
Corsair Gaming, Inc. (a)(b)	16,233	260,540
Logitech International SA (b)	31,230	1,898,472
NetApp, Inc.	44,640	3,211,848
Seagate Technology Holdings PLC (b)	47,223	3,998,371
Stratasys Ltd. (a)	27,384	546,037
Super Micro Computer, Inc. (a)	15,336	767,720
Western Digital Corp. (a)	59,669	3,621,312
Xerox Holdings Corp.	35,506	668,223
		493,416,084

TOTAL INFORMATION TECHNOLOGY		1,737,533,655

MATERIALS - 0.4%
Chemicals - 0.1%
Amyris, Inc. (a)(b)	100,048	255,122
Balchem Corp. (b)	7,831	974,411
Diversey Holdings Ltd. (a)	59,545	583,541
Innospec, Inc. (b)	6,690	682,581
Methanex Corp. (b)	20,378	1,007,692
		3,503,347
Containers & Packaging - 0.1%
Pactiv Evergreen, Inc. (b)	35,565	365,964
Silgan Holdings, Inc.	23,003	1,007,761
TriMas Corp. (b)	13,365	376,626
		1,750,351
Metals & Mining - 0.2%
Century Aluminum Co. (a)	40,105	473,239
Ferroglobe Representation & Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp. (b)	9,291	949,261
Pan American Silver Corp. (b)	51,090	1,122,447
Royal Gold, Inc. (b)	12,960	1,465,517
Schnitzer Steel Industries, Inc. Class A (b)	14,597	592,930
SSR Mining, Inc. (b)	40,241	781,883
Steel Dynamics, Inc.	34,647	2,958,161
		8,343,438

TOTAL MATERIALS		13,597,136

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Equinix, Inc.	17,139	11,776,036
Gaming & Leisure Properties	43,279	2,026,323
Gladstone Land Corp. (b)	23,114	620,380
Host Hotels & Resorts, Inc.	142,362	2,845,816
Industrial Logistics Properties Trust	19,546	298,272
Lamar Advertising Co. Class A	18,998	1,860,854
Potlatch Corp.	13,973	733,024
Regency Centers Corp.	37,408	2,551,600
Retail Opportunity Investments Corp.	33,706	609,067
Sabra Health Care REIT, Inc.	125,317	1,759,451
SBA Communications Corp. Class A	22,070	7,428,983
Service Properties Trust	46,090	291,750
Uniti Group, Inc.	61,276	694,870
		33,496,426
Real Estate Management & Development - 0.2%
Colliers International Group, Inc. (b)	9,514	1,158,330
Comstock Holding Companies, Inc. (a)(b)	120,404	585,163
eXp World Holdings, Inc. (b)	34,642	483,949
FirstService Corp. (b)	9,611	1,231,457
Newmark Group, Inc. (b)	40,578	449,198
Opendoor Technologies, Inc. (a)	122,546	886,008
Redfin Corp. (a)(b)	23,927	234,485
Zillow Group, Inc.:
Class A (a)(b)	15,159	605,754
Class C (a)(b)	38,951	1,554,145
		7,188,489

TOTAL REAL ESTATE		40,684,915

UTILITIES - 0.9%
Electric Utilities - 0.9%
Alliant Energy Corp.	49,202	3,140,072
American Electric Power Co., Inc.	85,541	8,727,748
Constellation Energy Corp.	56,605	3,514,038
Exelon Corp.	169,815	8,346,407
MGE Energy, Inc. (b)	9,306	738,617
Otter Tail Corp. (b)	12,168	795,666
Xcel Energy, Inc.	107,485	8,097,920
		33,360,468
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	24,601	803,223
ReNew Energy Global PLC (a)(b)	103,254	722,778
		1,526,001
Multi-Utilities - 0.0%
NorthWestern Energy Corp. (b)	12,920	791,608
Water Utilities - 0.0%
Middlesex Water Co. (b)	7,297	620,464

TOTAL UTILITIES		36,298,541

TOTAL COMMON STOCKS
(Cost $2,653,731,864)		3,895,622,601
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (e)
(Cost $1,984,870)	2,000,000	1,977,868
	Shares	Value

Money Market Funds - 9.4%
Fidelity Cash Central Fund 0.82% (f)	30,125,345	$30,131,371
Fidelity Securities Lending Cash Central Fund 0.82% (f)(g)	341,232,153	341,266,277
TOTAL MONEY MARKET FUNDS
(Cost $371,395,445)		371,397,648
TOTAL INVESTMENT IN SECURITIES - 108.6%
(Cost $3,027,112,179)		4,268,998,117
NET OTHER ASSETS (LIABILITIES) - (8.6)%		(336,786,063)
NET ASSETS - 100%		$3,932,212,054

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	144	June 2022	$36,421,920	$(569,480)	$(569,480)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $634,152 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,977,868.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$20,289,448	$94,037,252	$84,195,329	$31,967	$--	$--	$30,131,371	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	267,938,777	759,834,246	686,506,747	2,524,564	--	1	341,266,277	0.9%
Total	$288,228,225	$853,871,498	$770,702,076	$2,556,531	$--	$1	$371,397,648

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$579,475,610	$579,303,466	$--	$172,144
Consumer Discretionary	600,634,502	600,586,540	--	47,962
Consumer Staples	170,214,762	170,214,762	--	--
Energy	34,307,510	34,307,510	--	--
Financials	179,902,098	179,902,098	--	--
Health Care	333,965,298	333,933,696	--	31,602
Industrials	169,008,574	168,975,855	--	32,719
Information Technology	1,737,533,655	1,737,533,655	--	--
Materials	13,597,136	13,597,136	--	--
Real Estate	40,684,915	40,684,915	--	--
Utilities	36,298,541	36,298,541	--	--
U.S. Government and Government Agency Obligations	1,977,868	--	1,977,868	--
Money Market Funds	371,397,648	371,397,648	--	--
Total Investments in Securities:	$4,268,998,117	$4,266,735,822	$1,977,868	$284,427
Derivative Instruments:
Liabilities
Futures Contracts	$(569,480)	$(569,480)	$--	$--
Total Liabilities	$(569,480)	$(569,480)	$--	$--
Total Derivative Instruments:	$(569,480)	$(569,480)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(569,480)
Total Equity Risk	0	(569,480)
Total Value of Derivatives	$0	$(569,480)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $327,196,694) — See accompanying schedule: Unaffiliated issuers (cost $2,655,716,734)	$3,897,600,469
Fidelity Central Funds (cost $371,395,445)	371,397,648
Total Investment in Securities (cost $3,027,112,179)		$4,268,998,117
Segregated cash with brokers for derivative instruments		273,384
Cash		1,267,209
Foreign currency held at value (cost $162,419)		147,471
Receivable for fund shares sold		7,093,590
Dividends receivable		3,036,126
Distributions receivable from Fidelity Central Funds		320,586
Other receivables		10,723
Total assets		4,281,147,206
Liabilities
Payable for investments purchased	$6,914,843
Accrued management fee	666,945
Payable for daily variation margin on futures contracts	89,324
Collateral on securities loaned	341,264,040
Total liabilities		348,935,152
Net Assets		$3,932,212,054
Net Assets consist of:
Paid in capital		$2,673,476,898
Total accumulated earnings (loss)		1,258,735,156
Net Assets		$3,932,212,054
Net Asset Value per share ($3,932,212,054 ÷ 83,150,000 shares)		$47.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$15,990,443
Interest		4,823
Income from Fidelity Central Funds (including $2,524,564 from security lending)		2,556,531
Total income		18,551,797
Expenses
Management fee	$4,565,075
Independent trustees' fees and expenses	7,686
Total expenses before reductions	4,572,761
Expense reductions	(198)
Total expenses after reductions		4,572,563
Net investment income (loss)		13,979,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,648,180)
Redemptions in-kind	38,358,190
Foreign currency transactions	101
Futures contracts	(3,806,270)
Total net realized gain (loss)		21,903,841
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,093,137,741)
Affiliated issuers	1
Assets and liabilities in foreign currencies	(8,294)
Futures contracts	(1,359,659)
Total change in net unrealized appreciation (depreciation)		(1,094,505,693)
Net gain (loss)		(1,072,601,852)
Net increase (decrease) in net assets resulting from operations		$(1,058,622,618)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,979,234	$25,731,072
Net realized gain (loss)	21,903,841	107,466,217
Change in net unrealized appreciation (depreciation)	(1,094,505,693)	857,005,064
Net increase (decrease) in net assets resulting from operations	(1,058,622,618)	990,202,353
Distributions to shareholders	(14,314,100)	(24,172,380)
Share transactions
Proceeds from sales of shares	277,867,204	635,282,012
Cost of shares redeemed	(57,426,274)	(162,724,762)
Net increase (decrease) in net assets resulting from share transactions	220,440,930	472,557,250
Total increase (decrease) in net assets	(852,495,788)	1,438,587,223
Net Assets
Beginning of period	4,784,707,842	3,346,120,619
End of period	$3,932,212,054	$4,784,707,842
Other Information
Shares(a)
Sold	5,150,000	11,700,000
Redeemed	(1,100,000)	(3,100,000)
Net increase (decrease)	4,050,000	8,600,000

 (a) Share activity prior to April 8, 2021 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Fidelity Nasdaq Composite Index ETF

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021 A	2020 A	2019 A	2018 A	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$60.49	$47.46	$34.09	$28.79	$27.05	$20.97
Income from Investment Operations
Net investment income (loss)B,C	.17	.34	.35	.35	.28	.24
Net realized and unrealized gain (loss)	(13.19)	13.01	13.68	5.30	1.73	6.06
Total from investment operations	(13.02)	13.35	14.03	5.65	2.01	6.30
Distributions from net investment income	(.18)	(.32)	(.34)	(.35)	(.27)	(.22)
Distributions from net realized gain	–	–	(.32)	–	–	–
Total distributions	(.18)	(.32)	(.66)	(.35)	(.27)	(.22)
Net asset value, end of period	$47.29	$60.49	$47.46	$34.09	$28.79	$27.05
Total ReturnD,E,F	(21.57)%	28.23%	41.87%	19.83%	7.42%	30.21%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.21%I	.21%	.21%	.27%	.27%	.31%
Expenses net of fee waivers, if any	.21%I	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions	.21%I	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	.64%I	.62%	.90%	1.15%	.95%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$3,932,212	$4,784,708	$3,346,121	$2,202,470	$1,848,322	$1,479,445
Portfolio turnover rateJ,K	10%I	11%	19%	6%	10%	12%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on April 8, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Based on net asset value.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2022

1. Organization.

Fidelity Nasdaq Composite Index ETF (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,539,527,628
Gross unrealized depreciation	(299,787,369)
Net unrealized appreciation (depreciation)	$1,239,740,259
Tax cost	$3,028,688,378

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,496,719)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index ETF	223,206,755	220,565,821

Securities received and delivered in-kind through subscriptions and redemptions totaled $271,463,201 and $56,171,878, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The Fund pays an all-inclusive management fee based on annual rate of .21% of the Fund's average net assets; and the investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nasdaq Composite Index ETF	$275,468	$110,386	$1,265,989

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $198.

9. Share Transactions.

Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Nasdaq Composite Index ETF	.21%
Actual		$1,000.00	$784.30	$.93
Hypothetical-C		$1,000.00	$1,023.88	$1.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, the fund's transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund's bid-ask spread and premium/discount.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Nasdaq Composite Index ETF

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Nasdaq Composite Index ETF

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended September 30, 2021. The Board considered that Fidelity has not identified any comparable publicly available ETFs and that Fidelity believes this provides it with a competitive advantage in the marketplace.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked above the similar sales load structure group competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2021. The Board considered that the fund's investment strategy is more specialized than most funds in its similar sales load structure group, which do not track the same index as the fund. The Board also considered that, in general, various factors can affect total expense ratios.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ETF-SANN-0722
1.795572.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 21, 2022